LEASES	6 Months Ended
Jun. 30, 2022
LEASES
Leases

11. LEASES

The Company’s leases primarily consist of administrative real estate leases in Colombia and the United States, and the Company’s cultivation property in Santander, Colombia. Information regarding the Company’s leases is as follows:

Thousands of United States dollars	Six months ended June 30, 2022	Six months ended June 30, 2021
Lease expense
Amortization expense by class of underlying asset
Office Space	$351	$40
Building	5	5
Land	27	-
Total amortization expense	383	45
Interest on lease liabilities	83	14
Short-term and low value assets lease expense	510	-
Total lease expense	$976	$59

Other Information
Additions to right of use assets	$2,053	$-

Cash paid for amounts included in the measurement of lease liabilities
Financing cash flows from leases (interest)	69	16
Financing cash flows from leases (principal)	420	70
Operating cash flows for short term and low value asset leases	510	-
Total cash outflows from leases	$999	$86

Carrying amount of right of use asset by class of underlying asset
Office Space	$2,492	$231
Building	1,036	16
Land	111	-
Total carrying amount of right of use assets	$3,639	$247

The maturity analysis of the undiscounted contractual balances of the lease liability is as follows:

Thousands of United States dollars	As at June 30, 2022
2023	$1,366
2024	1,251
2025	447
2026	440
2027	373
Thereafter	290
Total undiscounted cash flows	$4,167
Less: present value discount	(606)
Total lease liabilities	$3,561

Most of the Company’s leases contain renewal options to continue the leases for another term equivalent to the original term, which are generally up to two years. The lease liabilities above include renewal terms that management has executed or is reasonably certain of renewing, which only included leases that would have expired in 2022. The Company’s land lease for 361 hectares of property in Santander, Colombia expires August 31, 2024 and is recorded as a right of use asset in property, plant and equipment. There is an option to extend the lease for an additional five years, unless either the Company or lessor provide notice to terminate the lease at the end of the original term with six months’ notice.